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PAYDENFUNDS

                  SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 2001
                       (AS SUPPLEMENTED ON MARCH 8, 2001)

        On November 29, 2001, the Board of Trustees approved a change of name for each of the following funds, as indicated. The name change for each Fund shall take effect on December 21, 2001.

FORMER FUND NAME                            CURRENT FUND NAME

PAYDEN INVESTMENT QUALITY BOND FUND         PAYDEN CORE BOND FUND
PAYDEN TOTAL RETURN FUND                    PAYDEN OPPORTUNITY BOND FUND


           THE DATE OF THIS PROSPECTUS SUPPLEMENT IS DECEMBER 10, 2001